DWS Health and Wellness Fund Expense Example - Class ACIS [Member] - DWS Health and Wellness Fund	Jun. 15, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 703
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,270
Expense Example, with Redemption, 10 Years	2,104
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	2,288
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,324
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	$ 1,306